Provisions	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions

Note 16	Provisions

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2021/12/31		(used)	(unused)	2022/06/30
Provision for litigation	87	—	(14)	—	73
Provision for charges	225	—	(53)	(52)	121
TOTAL	313	—	(67)	(52)	193
At June 30, 2022, and December 31, 2021 and, this line item amounted to €193, €313, respectively.
This change mainly reflects provision reversals recorded in the first half of 2022 related to:
•Some administrative costs and costs related to the destruction of drug tablets following the decision taken mid-2020 to discontinue the RESOLVE-IT study : reversal of €12 (of which €12 was used), with the corresponding residual provision amounting to nil at June 30, 2022;
•The estimated support costs related to the reduction in force plan (PSE) implemented starting in late 2020 (return-to-work bonuses, trainings, business start-up assistance and various other benefits) : reversal of €93 (of which €41 was used), with the corresponding residual provision amounting to €78 at June 30, 2022.